Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document and Entity Information [Abstract]
Entity Registrant Name	PV Nano Cell, Ltd.
Entity Central Index Key	0001627480
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	12,907,898